Note 7 - Stockholders' Deficit (Details Textual) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
Preferred Stock, Dividends Per Share, Declared	$ 0	$ 0	$ 0	$ 0
Common Stock, Shares Authorized	148,000,000		148,000,000	148,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001		$ 0.001	$ 0.001
Common Stock, Shares, Outstanding, Ending Balance	19,548,969		19,548,969	19,548,969
Common Stock, Dividends, Per Share, Declared			$ 0
Conversion of Preferred Stock to Common Stock [Member]
Equity, Convertible, Aggregate Proceeds Trigger	$ 40
Equity, Convertible, Stock Price Trigger	$ 1
Noncumulative Dividends for Holders of Series B Convertible Preferred Stock [Member]
Dividends Payable, Amount Per Share	0.0251
Noncumulative Dividends for Holders of Series A Convertible Preferred Stock [Member]
Dividends Payable, Amount Per Share	$ 0.0182
Convert Notes and Accrued Interest to Series A Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued						3,531,889
Convert Notes and Accrued Interest to Series B Preferred Stock [Member]
Debt Conversion, Converted Instrument, Shares Issued					6,469,356
Series A Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Issued	56,672,658		56,672,658	56,672,658
Temporary Equity, Shares Outstanding	56,672,658		56,672,658	56,672,658
Series B Redeemable Convertible Preferred Stock [Member]
Temporary Equity, Shares Issued	51,069,262		51,069,262	51,069,262
Temporary Equity, Remaining Shares Outstanding Requirements To Elect One Director	10,000,000
Temporary Equity, Shares Outstanding	51,069,262		51,069,262	51,069,262
Series B Convertible Preferred Stock [Member]
Temporary Equity, Liquidation Preference Per Share	$ 0.3133
Series A Convertible Preferred Stock [Member]
Temporary Equity, Liquidation Preference Per Share	$ 0.2276